Subsequent Events (Details) - Subsequent Event - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	7 Months Ended
	Jul. 01, 2016	Aug. 10, 2016
Puttable Common Stock
Subsequent Event [Line Items]
Shares redeemed	100,000
Amount paid upon redemption	$ 1,000
Installment 2 - FY 2016
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Aug. 10, 2016
Dividends per share		$ 0.05
Dividends Payable, Date to be Paid		Sep. 21, 2016
Dividends Payable, Date of Record		Sep. 14, 2016